Cover Page	12 Months Ended
Oct. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Oct. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	BMO
Entity Registrant Name	BANK OF MONTREAL /CAN/
Entity Central Index Key	0000927971
Current Fiscal Year End Date	--10-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	648,172,993
Entity Interactive Data Current	Yes
Security Exchange Name	NYSE
Title of 12(b) Security	Common Shares
Entity Address, Address Line One	100 King Street West
Entity Address, Address Line Two	1 First Canadian Place
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity File Number	001-13354
Entity Incorporation, State or Country Code	Z4
Entity Address, Postal Zip Code	M5X 1A1
City Area Code	416
Local Phone Number	867-6785
Annual Information Form	true
Audited Annual Financial Statements	true
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Colleen Hennessy
Entity Address, Address Line One	111 West Monroe Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	312
Local Phone Number	497-6153